Note 14 - Employee Incentive Schemes (Tables)	12 Months Ended
Dec. 31, 2023
Notes Tables
Share-Based Payment Arrangement, Option, Activity [Table Text Block]
	Number of options	Weighted average exercise price A$
Balance at December 31, 2022	12,406,300	0.49
Lapsed	(756,000)	0.49
Balance at December 31, 2023	11,650,300	0.49

Share-Based Payment Arrangement, Option, Exercise Price Range [Table Text Block]
Exercise price A$	Options	Weighted average remaining life in years	Options exercisable shares
0.50	216,300	0	216,300
0.20	2,364,666	0	2,364,666
0.25	2,364,667	1	2,364,667
0.30	2,364,667	1	2,364,667
0.30	500,000	1	500,000
0.92	1,920,000	1	1,920,000
1.00	1,920,000	1	1,920,000
	11,650,300		11,650,300

Schedule of Activity for Options Exercised [Table Text Block]
Period ending	Number of options exercised and corresponding number of shares issued	Weighted average exercise price A$	Proceeds received A$
2023	0	0.00	0
2022	90,000	0.49	43,900

Disclosure of Share-Based Compensation Arrangements by Share-Based Payment Award [Table Text Block]
	Oct-22	Nov-22
Exercise price A$	0	0
Share price at grant date A$	0.25	0.25
Volatility	66%	67%
Maximum life (years)	2.47	1.19
Risk-free interest rate	3.19%	3.16%
Fair value A$	0.25	0.25

Share-Based Payment Arrangement, Performance Shares, Outstanding Activity [Table Text Block]
	Number of rights	Weighted average exercise price A$
Balance at December 31, 2022	8,830,000	0.00
Issued as common stock	(525,000)	0.00
Lapsed	(805,000)	0.00
Balance at December 31, 2023	7,500,000	0.00

Share-Based Payment Arrangement, Performance Shares, Activity [Table Text Block]
Exercise price A$	Rights	Weighted average remaining life in years	Rights exercisable shares
0	7,500,000	1	0